Income Taxes - Significant Components of Company's Deferred Taxes (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 29,442	$ 25,696
Research and development credit carryforwards	1,715	1,525
Capitalized costs	3,503	3,067
Capitalized research and development costs	9,938	6,992
Other	422	220
Total deferred tax assets	45,020	37,500
Valuation allowance	(45,020)	(37,500)
Net deferred tax assets	$ 0	$ 0